A summary of the changes in stock options for the years ended December 31, 2021 and 2020 is presented below: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of options balance at beginning		183,124
Number of options granted	59,624	268,307
Number of options granted	42,588	12,776
Number of warrants balance at beginning	464,207
Number of options granted	21,294
Number of options granted	63,882
Number of options granted	86,495
Number of options excersied	(51,106)
Number of options expired	(80,917)
Number of warrants balance at ending	606,067	464,207
Number of options vested balance at end	482,683
Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Exercise price at beginning	$ 1.64	$ 5.87
Exercise price granted	3.29	1.64
Exercise price granted		2.82
Exercise price balance at beginning	3.29
Exercise price granted	1.88
Exercise price granted	1.76
Exercise price granted	2.41
Exercise price granted	2.54
Exercise price exercised	1.64
Exercise price expired	3.40
Exercise price balance at ending	3.10	$ 1.64
Exercise price vested balance at end	$ 3.38